BMO Large-Cap Growth Fund
BMO Large-Cap Growth Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Large-Cap Growth Fund		Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	none	1.00%
Redemption Fee		none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Large-Cap Growth Fund		Class Y	Class I	Class A
Management Fees	[1]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[1][2]	0.55%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.25%	1.00%	1.25%
Fee Waiver and Expense Reimbursement	[3]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	1.20%	0.95%	1.20%
[1]	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.
[2]	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.
[3]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 1.20% for Class Y, 0.95% for Class I, and 1.20% for Class A through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Large-Cap Growth Fund (USD $)	Class Y	Class I	Class A
1 Year	122	97	616
3 Years	392	313	872
5 Years	682	548	1,147
10 Years	1,507	1,220	1,932

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in common stocks of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index. The largest company by market capitalization in the Russell 1000® Growth Index was approximately $651.2 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $8.8 billion.

The Adviser selects stocks using a unique, quantitative, growth-oriented approach and looks for high quality companies with sustainable earnings growth that are available at reasonable prices based on the Adviser’s proprietary investment model.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Information Risks. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Quantitative Model Investment Risks. The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. There can be no assurance that the Model will enable the Fund to achieve its investment objective.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class Y—Annual Total Returns (calendar years 2004-2013)

* The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.
The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 8.85%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	15.99%
Worst quarter	12/31/2008	(22.17)%

Average Annual Total Returns through 12/31/13
Average Annual Total Returns BMO Large-Cap Growth Fund		1 Year	5 Year	10 Year	Since Class I Inception	Inception Date
Class Y	[1]	33.70%	19.00%	7.42%		Nov. 20, 1992
Class Y Return After Taxes on Distributions	[1]	30.27%	18.11%	6.54%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	[1]	20.56%	15.42%	5.95%
Class I	[1]	34.05%	19.29%		8.72%	Jan. 31, 2008
Russell 1000® Growth (reflects no deduction for fees, expenses or taxes)	[1]	33.48%	20.39%	7.83%	9.55%	Jan. 31, 2008
LMLCGFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	36.52%	20.53%	8.15%	8.22%	Jan. 31, 2008
[1]	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Russell 1000® Growth Index (Russell 1000® Growth) measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.

The Lipper Multi-Cap Growth Funds Index (LMLCGFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.